Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Pre Tax Earnings Of Foreign Operations [Abstract]
Earnings (Loss) From Foreign Operations	$ 412	$ (55)	$ 358